Schedule of accounts receivable (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Receivables [Abstract]
Accounts receivable, gross	$ 160,616	$ 162,500
Less: allowance for credit losses	(160,616)	(162,500)
Accounts receivable, net – Continuing operations
Accounts receivable, net – Discontinued operations		7,343
Total Accounts receivable, net		$ 7,343